PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3  PROPERTY AND EQUIPMENT

Property and equipment consists of the following at:

	December 31, 2018	December 31, 2017	Estimated Useful Lives

Land	$54,030	$54,030
Building	171,094	171,094	20 years
Furniture, office equipment, and leasehold improvements	1,058,507	1,052,501	3-10 years
Manufacturing equipment and tooling	1,279,865	1,075,471	3-12 years
Total	2,563,496	2,353,096
Less: accumulated depreciation	1,704,715	1,516,813
Property and equipment, net	$858,781	$836,283

Depreciation expense was $273,450 and $233,626 for the twelve months ended December 31, 2018, and the ten months ended December 31, 2017, respectively.